Employee Benefit Plans (Restricted Shares Activity And Related Information) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation [Abstract]
Restricted Awards, beginning balance	163,431	142,469	116,711
Restricted Awards, Granted	26,840	27,162	35,083
Restricted Awards, Forfeited/Vested	(17,350)	(6,200)	(9,325)
Restricted Awards, ending balance	172,921	163,431	142,469
Average Market Price at Grant, Granted	$ 46.45	$ 39.72	$ 38.07